NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Investments
February 28, 2025 (Unaudited)

PURCHASED OPTIONS - 0.0% (a)	Notional Amount	Contracts	Value
Put Options - 0.0%(a)			$–
S&P 500 Index (b)(c)(e)		–	$–
Expiration: 03/13/2025; Exercise Price: $5,300.00	$134,571,700	226	64,410
Expiration: 03/13/2025; Exercise Price: $5,100.00	134,571,700	226	42,940
Expiration: 03/13/2025; Exercise Price: $5,000.00	134,571,700	226	35,595
Expiration: 03/13/2025; Exercise Price: $4,900.00	134,571,700	226	29,380
TOTAL PURCHASED OPTIONS (Cost $261,831)			172,325

SHORT-TERM INVESTMENTS - 100.1%
Money Market Funds - 0.5%		Shares
First American Treasury Obligations Fund - Class X, 4.28% (d)(e)		2,868,715	2,868,715

U.S. Treasury Bills - 99.6%		Par
4.24%, 03/04/2025 (f)		43,610,000	43,604,861
4.25%, 03/06/2025 (f)		43,083,000	43,067,867
4.24%, 03/11/2025 (f)		43,425,000	43,383,746
4.21%, 03/20/2025 (f)		40,313,000	40,232,855
4.23%, 03/27/2025 (f)		40,143,000	40,030,198
4.25%, 04/01/2025 (f)		29,786,000	29,684,324
4.24%, 04/03/2025 (f)		47,462,000	47,289,120
4.23%, 04/08/2025 (f)		35,766,000	35,614,737
4.24%, 04/10/2025 (f)		39,398,000	39,222,171
4.25%, 04/15/2025 (f)		36,300,000	36,116,529
4.24%, 04/17/2025 (f)		38,751,000	38,546,322
4.24%, 04/22/2025 (f)		50,038,000	49,744,201
4.23%, 04/24/2025 (f)		44,196,000	43,926,590
			530,463,521
TOTAL SHORT-TERM INVESTMENTS (Cost $533,217,294)			533,332,236

TOTAL INVESTMENTS - 100.1% (Cost $533,479,125)			$533,504,561
Liabilities in Excess of Other Assets - (0.1)%			(453,576)
TOTAL NET ASSETS - 100.0%			$533,050,985
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(e)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $3,041,040.
(f)	The rate shown is the annualized effective yield as of February 28, 2025.

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Put Options - (0.1)%
S&P 500 Index (a)(b)		–	$–
Expiration: 03/13/2025; Exercise Price: $5,200.00	(134,571,700)	(226)	(51,980)
Expiration: 03/13/2025; Exercise Price: $5,450.00	(134,571,700)	(226)	(94,920)
Expiration: 03/13/2025; Exercise Price: $5,500.00	(134,571,700)	(226)	(116,390)
Expiration: 03/13/2025; Exercise Price: $5,400.00	(134,571,700)	(226)	(82,490)
Total Put Options			(345,780)
TOTAL WRITTEN OPTIONS (Premiums received $622,261)			$(345,780)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Enhanced Income 1-3 Month T-Bill ETF
Notes to Quarterly Schedule of Investments
February 28, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$172,325	$–	$172,325
Money Market Funds	2,868,715	–	–	2,868,715
U.S. Treasury Bills	–	530,463,521	–	530,463,521
Total Investments	$2,868,715	$530,635,846	$–	$533,504,561

Liabilities:
Investments:
Written Options	$–	$(345,780)	$–	$(345,780)
Total Investments	$–	$(345,780)	$–	$(345,780)

Refer to the Schedule of Investments for further disaggregation of investment categories.